Provisions - Sensitivity to Changes in Actuarial Assumptions on Discounted Obligation of Telefónica Brazil Plan (Details) € in Millions	Dec. 31, 2018 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Telefónica Brazil | Foreign defined benefit plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 749
Telefónica Brazil | Foreign defined benefit plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 711
Percentage of possible increase in actuarial assumption	0.50%
Telefónica Brazil | Foreign defined benefit plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 792
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Telefónica Brazil | Foreign defined benefit plans | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 749
Telefónica Brazil | Foreign defined benefit plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 799
Percentage of possible increase in actuarial assumption	1.00%
Telefónica Brazil | Foreign defined benefit plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 709
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 453
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	436
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	472
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	453
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	453
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	453
Telefónica Brazil | Health plans | Foreign defined benefit plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	296
Telefónica Brazil | Health plans | Foreign defined benefit plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	275
Telefónica Brazil | Health plans | Foreign defined benefit plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	320
Telefónica Brazil | Health plans | Foreign defined benefit plans | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	296
Telefónica Brazil | Health plans | Foreign defined benefit plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	346
Telefónica Brazil | Health plans | Foreign defined benefit plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 256